Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies
Schedule of Reconciliation of Merger to Cash Flows and Stockholders' Equity

Cash — trust account and cash	$54,044
Cash — PIPE Investment	46,844
Less: transaction costs paid in 2021	(190)
Net contributions from Merger and PIPE Investment	100,698
Less: transaction costs paid in 2020	(292)
Less: accrued transaction costs and other liabilities	(1,106)
Merger and PIPE Investment	$99,300